8. COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Details
2017	$ 28,964	$ 114,067
2018	112,919	112,919
2019	94,325	94,325
2020	96,924	96,924
Future minimum lease payments	$ 333,132	$ 418,235